Significant Financing Transactions (Narrative) (Detail) - USD ($)		1 Months Ended			3 Months Ended
		Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Feb. 28, 2023	Dec. 31, 2022		Nov. 30, 2020	Aug. 31, 2020	Jul. 31, 2020
Debt Instrument [Line Items]
Facility Limit	[1]		$ 6,000,000,000		$ 6,000,000,000
Short-term debt			3,546,000,000		3,546,000,000			$ 3,423,000,000	[2]
Line of credit issued					2,500,000,000
Supplemental credit facility borrowings			$ 900,000,000		$ 900,000,000			450,000,000	[2]
Preferred stock shares authorized			20,000,000		20,000,000
Issuance of common stock					$ 43,000,000	$ 45,000,000
Issuance of stock					$ 43,000,000	$ 45,000,000
Common Stock
Debt Instrument [Line Items]
Stock repurchased, shares					0
Issuance of stock (in shares)					1,000,000	1,000,000
Issuance of stock					$ 43,000,000	$ 45,000,000
Stock repurchase program, authorized amount										$ 1,000,000,000		$ 3,000,000,000
Series A Preferred Stock
Debt Instrument [Line Items]
Recorded dividend						$ 7,000,000
Recorded dividends per share						$ 4.375
Series B Preferred Stock
Debt Instrument [Line Items]
Recorded dividend					$ 9,000,000	$ 9,000,000
Recorded dividends per share					$ 11.625	$ 11.625
Series C Preferred Stock
Debt Instrument [Line Items]
Recorded dividend					$ 11,000,000	$ 11,000,000
Recorded dividends per share					$ 10.875	$ 10.875
Various Programs
Debt Instrument [Line Items]
Issuance of common stock					$ 43,000,000	$ 45,000,000
Issuance of stock (in shares)					1,000,000	1,000,000
Floating Rate Demand Notes
Debt Instrument [Line Items]
Short-term debt			$ 389,000,000		$ 389,000,000			347,000,000
Floating Rate Demand Notes | Shelf Registration for Sale of Demand Notes
Debt Instrument [Line Items]
Facility Limit								3,000,000,000
DESC
Debt Instrument [Line Items]
Facility Limit			500,000,000		500,000,000
DESC | Short-term Indebtedness
Debt Instrument [Line Items]
Facility Limit			2,200,000,000		2,200,000,000
Questar Gas Company
Debt Instrument [Line Items]
Facility Limit			250,000,000		250,000,000
Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit	[3]		6,000,000,000		6,000,000,000
Short-term debt			$ 1,010,000,000		$ 1,010,000,000			$ 941,000,000	[4]
Issuance of stock (in shares)					0	0
Virginia Electric and Power Company | Interest Rate Swap
Debt Instrument [Line Items]
Debt, maturity month and year			2023-12
Reduction in securities due within one year			$ 448,000,000		$ 448,000,000
Derivative notional value											$ 900,000,000
Virginia Electric and Power Company | Senior Notes Due in 2033
Debt Instrument [Line Items]
Total Long-term Debt			$ 750,000,000		$ 750,000,000
Interest rate percentage			5.00%		5.00%
Debt maturity year					2033
Virginia Electric and Power Company | Senior Notes Due in 2053
Debt Instrument [Line Items]
Total Long-term Debt			$ 750,000,000		$ 750,000,000
Interest rate percentage			5.45%		5.45%
Debt maturity year					2053
Dominion Energy
Debt Instrument [Line Items]
Preferred stock shares issued			1,800,000		1,800,000			1,800,000
Preferred stock shares outstanding			1,800,000		1,800,000			1,800,000
Dominion Energy | Series B Preferred Stock
Debt Instrument [Line Items]
Preferred stock shares issued			800,000		800,000			800,000
Preferred stock shares outstanding			800,000		800,000			800,000
Dominion Energy | Series C Preferred Stock
Debt Instrument [Line Items]
Preferred stock shares issued			1,000,000		1,000,000			1,000,000
Preferred stock shares outstanding			1,000,000		1,000,000			1,000,000
GENCO | Short-term Indebtedness
Debt Instrument [Line Items]
Facility Limit			$ 200,000,000		$ 200,000,000
Joint Revolving Credit Facility
Debt Instrument [Line Items]
Facility Limit			6,000,000,000		6,000,000,000
Letter of Credit
Debt Instrument [Line Items]
Facility Limit			100,000,000		100,000,000
Credit facility, outstanding amount			0		0
Letters of credit issued and outstanding			0		0
Line of credit issued		$ 58,000,000
Letter of Credit | Maximum
Debt Instrument [Line Items]
Letters of credit issued and outstanding			1,000,000		1,000,000
Letter of Credit | Credit Facility, Maturing in June 2022
Debt Instrument [Line Items]
Credit facility, outstanding amount			25,000,000		25,000,000			$ 25,000,000
Letter of Credit | Credit Facility, Maturing in June 2024
Debt Instrument [Line Items]
Facility Limit			30,000,000		$ 30,000,000
Line of credit facility, maturity date					Jun. 30, 2024
Letter of Credit | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit			125,000,000	$ 125,000,000	$ 125,000,000
Line of credit facility, maturity date				Jan. 31, 2026
Letters of credit issued and outstanding			0		$ 0
Line of credit issued		80,000,000
Sustainability Revolving Credit Agreement | Dominion Energy
Debt Instrument [Line Items]
Debt maturity year					2024
Supplemental credit facility borrowings			900,000,000		$ 900,000,000			$ 450,000,000
Sustainability Revolving Credit Agreement | Dominion Energy | General Corporate Purposes
Debt Instrument [Line Items]
Proceeds from borrowings			450,000,000
Repayments of borrowings		$ 450,000,000
364 Term loan facility
Debt Instrument [Line Items]
Facility Limit				$ 2,500,000,000
Credit facility, outstanding amount			$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000		$ 500,000,000
Line of credit facility, maturity date				Jan. 31, 2024

[1]	This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Questar Gas and DESC. The sub-limit for Virginia Power is set pursuant to the terms of the facility but can be changed at the option of the borrowers multiple times per year. At March 31, 2023, the sub-limit for Virginia Power was $1.75 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028. The credit facility can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.